Financial Instruments, Financial Risks and Capital Risks Management - Summary of Currency Exposure of Financial Assets and Financial Liabilities (Detail) - MYR (RM)	Dec. 31, 2022	Dec. 31, 2021
Singapore Dollar
Disclosure in tabular form of exposure to financial assets and financial liabilities in currencies other than the groups functional currencies [line items]
Financial assets	RM 12,605	RM 5,225
Financial liabilities
United States Dollar
Disclosure in tabular form of exposure to financial assets and financial liabilities in currencies other than the groups functional currencies [line items]
Financial assets	3,226,121	1,486,062
Financial liabilities	RM 6,008,843	RM 62,490